COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Loan commitments, off-balance sheet risk	$ 16.2	$ 11.9